Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Net amortization of debt premium and discount	$ 38	$ (1,287)	$ (1,250)	$ (4,478)
Loss on financial instruments, net	(1,183)	(3,461)	(104,521)	(51,421)
Non cash interest expense	3,315	5,072	17,699	11,223
Loss on financial instruments, net	1,183	3,461	104,521	51,421
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Net amortization of debt premium and discount	38	(1,556)	(1,849)	(6,154)
Loss on financial instruments, net	(365)	(3,566)	(67,457)	(63,536)
Non cash interest expense	2,263	2,314	9,463	324
Loss on financial instruments, net	$ 365	$ 3,566	$ 67,457	$ 63,536